Loans Receivable (Details) - USD ($)	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022
Visiontech and CGGP, LLC (“CGGP”) [Member]
Loans Receivable (Details) [Line Items]
Total amount	$ 123,688			$ 123,688
Annual rate percentage	7.00%			7.00%
Iinstallment payments	$ 21,038		$ 62,383	$ 21,038
Loans payable		$ 62,383
Visiontech and NewCo Vision, LLC (“NewCo”) [Member]
Loans Receivable (Details) [Line Items]
Total amount	$ 139,840			$ 139,840
Annual rate percentage	7.00%			7.00%
Iinstallment payments	$ 23,785		$ 70,530	$ 23,785
Loans payable		$ 70,530